Inventory (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Inventory
Raw materials		¥ 510,990	¥ 696,005
Work in process		1,862	6,727
Finished Goods		291,116	723,591
Merchandise		95,987	38,916
Less: write-downs		(10,427)
Total	$ 127,773	¥ 889,528	¥ 1,465,239